NET (LOSS )/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET (LOSS )/INCOME PER SHARE
Schedule of basic and diluted net (loss)/income per share

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss	(144,560,198)	(52,929,508)	(221,852,864)
Deemed dividend to Series D Redeemable Convertible Preferred Shareholders	(1,535,112)	—	—
(Accretion)/reversal of accretion and modification of redeemable convertible preferred shares	(236,614,898)	(631,005,563)	244,080,678
Net income attributable to preferred shareholders	—	—	(6,706,551)
Numerator for basic net (loss)/income per Class A and Class B Ordinary Share calculation	(382,710,208)	(683,935,071)	15,521,263
Denominator:
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents	5,614,840	5,614,840	11,974,046
Denominator for basic net (loss)/income per Class A and Class B Ordinary Share calculation	5,614,840	5,614,840	11,974,046
Net (loss)/income per Class A and Class B Ordinary Share
—Basic	(68.16)	(121.81)	1.30
Numerator:
Net (loss)/income allocated to Class A and Class B ordinary shareholders as reported in basic net loss/(income) per Class A and Class B Ordinary Share	(382,710,208)	(683,935,071)	15,521,263
Net income attributable to preferred shareholders	—	—	6,706,551
Reversal of accretion on Series B, C, C-1, and D Redeemable Convertible Preferred Shares	—	—	(244,788,360)
Numerator for diluted net loss per share calculation	(382,710,208)	(683,935,071)	(222,560,546)
Denominator:
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents	5,614,840	5,614,840	11,974,046
Effect of dilutive securities of Series B, C, C-1, and D Redeemable Convertible Preferred Shares	—	—	3,234,380
Denominator for diluted net loss per share calculation	5,614,840	5,614,840	15,208,426
Net loss per Class A and Class B Ordinary Share
—Diluted	(68.16)	(121.81)	(14.63)

Schedule of potentially dilutive securities

	As of December 31,
	2018	2019	2020
Stock options	984,121	1,084,545	762,167
Preferred shares	9,560,830	9,560,830	—
Convertible debt	116,640	—	—